Unaudited Condensed Consolidated Statement of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (371,954)	$ (58,833)	¥ (347,995)
Other comprehensive income, net of tax
Foreign currency translation adjustment	13,466	2,455	(10,119)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and nil for years ended August 31, 2015 and 2016, respectively			6,236
Other comprehensive (loss) / income
Comprehensive income	(358,488)	(56,378)	(351,878)
Less: comprehensive loss attributable to non-controlling interests	45,987	7,273	16,445
Comprehensive income attributable to Meta Data Limited	(312,501)	(49,105)	(335,433)
Comprehensive loss attributable to Ordinary Shareholders	¥ (312,501)	$ (49,105)	¥ (335,433)